Stockholders' Deficit	12 Months Ended
Dec. 31, 2013
Stockholders' Deficit
Stockholders' Deficit

10. Stockholders' Deficit

Common Stock — The Company has reserved the following number of shares of common stock (in thousands):

	December 31,
	2013	2012
Conversion of New Series B Preferred Stock	4,298	—
Conversion of Series A-1 Preferred Stock	4,386	4,386
Conversion of Series A-2 Preferred Stock	4,312	4,312
Conversion of Series A-3 Preferred Stock	624	624
Conversion of Series A-4 Preferred Stock	18	18
Conversion of Series A-5 Preferred Stock	31	31
Conversion of Series A-6 Preferred Stock	3,509	3,509
Stock options and Warrants	8,263	8,620

Total	25,441	21,500